EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per share
	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Net income	235,441,839	532,672,757	860,908,711
Basic weighted average number of common shares outstanding	1,230,434,041	1,230,434,041	1,251,608,224
Effect of dilutive share options	-	100,975,533	137,727,545
Dilutive weighted average number of ordinary shares	1,230,434,041	1,331,409,574	1,389,335,769
Basic earnings per share	0.19	0.43	0.69
Diluted earnings per share	0.19	0.40	0.62